Operating Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Operating Leases
Schedule of components of lease cost and supplemental information

Three Months Ended March 31,
2020
(dollars in thousands)
Lease costs:
Operating lease costs	$919
Short-term lease costs	100
Variable lease costs	512
Total lease costs	$1,531

Weighted-average:
Remaining lease term	5.5
Discount rate	4.8%

Other information:
Cash paid for the amounts included in the measurement of lease liabilities within operating cash flows	$846

Summary of maturities of remaining lease payments

Year Ending December 31,	March 31, 2020
(in thousands)
2020 (remaining nine months)	$3,106
2021	4,093
2022	4,016
2023	4,069
2024	3,730
Thereafter	3,602
Total lease payments	22,616
Less: imputed interest	(2,768)
Total operating lease liability	$19,848

Year Ending December 31,	December 31, 2019
(in thousands)
2020	$3,819
2021	3,774
2022	3,785
2023	3,839
2024	3,712
Thereafter	3,606
Total	$22,535

Summary the future minimum lease payments related to operating leases

Year Ending December 31,	December 31, 2019
(in thousands)
2020	$3,819
2021	3,774
2022	3,785
2023	3,839
2024	3,712
Thereafter	3,606
Total	$22,535